Non-Interest Expense	12 Months Ended
Dec. 31, 2010
Non-interest Expense [Abstract]
Non-Interest Expense

27.	Non-Interest Expense

The components of non-interest expense for the years ended December 31, 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2008	2009	2010

Salaries and employee benefits
Salaries and other benefits	1,079,221	1,100,350	1,140,672
Provision for accrued severance benefits	102,949	130,616	114,095

	1,182,170	1,230,966	1,254,767

Depreciation and amortization
Depreciation of premises and equipment	249,446	206,478	189,593
Amortization of other intangible assets	90,388	75,116	63,537

	339,834	281,594	253,130

Other administrative expenses	1,181,168	1,150,962	1,225,004

Fees and commissions
Paid on remittances and collections	82,411	102,613	100,602
Paid on letters of credit	30,387	38,178	24,271
Paid on credit cards	333,838	320,646	346,446

	446,636	461,437	471,319

Other non-interest expense
Loss on disposal of premises and equipment	1,037	855	2,389
Loss on sales of loans	2,598	15,061	27,700
Other	982,132	951,650	892,436

	985,767	967,566	922,525

Total non-interest expense	4,135,575	4,092,525	4,126,745